Financial Instruments - Fair Values and Risk Management - Summary of Percentage of Revenue and Trade Receivables (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Revenue	€ 34,551	€ 38,651	€ 74,107
Trade receivables	8,528	7,966	7,457
Natuzzi Trading (Shanghai) Co., Ltd [Member]
Disclosure of detailed information about financial instruments [line items]
Revenue	25,192	26,523	59,838
Trade receivables	€ 4,022	€ 4,198	€ 5,314